CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

18.	CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

The following presents condensed parent company only financial information of Plutus Financial Group Limited.

Condensed balance sheets

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Assets
Current assets:
Cash and cash equivalents	-	149,992	19,310
Prepaid expenses and other current assets	-	63,200	8,136
Amount due from a shareholder	9	9	1
Total current assets	9	213,201	27,447

Non-current assets:
Interests in subsidiaries	1,560	1,560	201
Total non-current assets	1,560	1,560	201
TOTAL ASSETS	1,569	214,761	27,648

Liabilities and shareholders’ deficit
Current liabilities:
Amount due to a subsidiary	220,878	542,623	69,857
Total current liabilities	220,878	542,623	69,857
TOTAL LIABILITIES	220,878	542,623	69,857

Shareholders’ deficit
Preferred shares US$0.0001 par value per share; 3,000,000 authorized; nil share issued and outstanding as of December 31, 2023 and 2024 Ordinary shares US$0.0001 par value per share; 300,000,000 authorized; 12,000,000 shares issued and outstanding as of December 31, 2023 and 2024	9	9	1
Accumulated losses	(219,318)	(327,871)	(42,210)
Total shareholders’ deficit	(219,309)	(327,862)	(42,209)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	1,569	214,761	27,648

Condensed statements of loss and comprehensive loss

	For the years ended December 31,
	2022	2023	2024		2024
	HKD’000	HKD’000	HKD’000		US$’000
Legal and professional fee	-	-	(98,545)		(12,687)
General and administrative expenses	(169,010)	(50,308)	(10,008)		(1,288)
Loss before income taxes	(169,010)	(50,308)	(108,553)		(13,975)
Income tax expense	-	-	-		-
Net loss and total comprehensive loss	(169,010)	(50,308)	(108,553	)_	(13,975)

Condensed statements of cash flows

	For the years ended December 31,
	2022	2023	2024	2024
	HKD’000	HKD’000	HKD’000	US$’000
Cash flows from operating activities
Net loss	(169,010)	(50,308)	(108,553)	(13,975)
Changes in operating assets and liabilities
Amount due to a subsidiary	169,010	50,308	321,745	41,421
Prepaid expenses and other current assets	-	-	(63,200)	(8,136)
Net cash generated from (used in) operating activities	-	-	149,992	19,310
Cash flows from investing activities
Cash generated from (used in) investing activities	-	-	-	-
Cash flows from financing activities
Net generated from (used in) financing activities	-	-	-	-
Net increase (decrease) in cash and cash equivalents	-	-	149,992	19,310
Cash and cash equivalents at the beginning of the year	-	-	-	-
Cash and cash equivalents at the end of the year	-	-	149,992	19,310

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(i)	Basis of presentation

The Company was incorporated under the laws of the Cayman Islands as an exempted company with limited liability on January 12, 2022 and as a holding company.

The condensed parent company financial information of the Company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements.

(ii)	Restricted net assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of Plutus Financial Group Limited exceed 25% of the consolidated net assets of Plutus Financial Group Limited. A significant portion of the Company’s operations and revenue are conducted and generated by the Company’s wholly-owned subsidiaries, Plutus Securities and Plutus Asset Management, which are licensed by the SFC in Hong Kong. the ability of these two operating subsidiaries to pay dividends to the Company may be restricted because these two SFC licensed operating subsidiaries are subject to the minimum paid-up capital and liquid capital requirements imposed by the Securities and Futures Ordinance to maintain their business licenses and due to the availability of cash balances of these two operating subsidiaries.

As of December 31, 2023 and 2024, there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable shares or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.